Note 1 - Description of Plan	12 Months Ended
Dec. 31, 2025
EBP 06-1061602 001 [Member]
Notes to Financial Statements
EBP, Description of Plan [Text Block]
Note 1 -	Description of Plan

The following description of the Novo Nordisk Inc. 401(k) Savings Plan (the “Plan”) provides only general information. Participants should refer to the Plan document, as amended, for a more complete description of the Plan's provisions.

General

The Plan is a participant-directed defined contribution plan which was established on January 1, 1983 and was most recently amended and restated effective as of January 1, 2024, and subsequently on January 1, 2025. Companies participating in the Plan include Catalent Indiana, LLC (“CILLC”), Dicerna Pharmaceuticals, Inc. (“NNDRNA”), Novo Nordisk Inc. (“NNI”), Novo Nordisk Pharmaceutical Industries, LP (“NNPILP”), NNE Pharmaplan, Inc. (“NNE”), Novo Nordisk US Bio Productions, Inc. (“NNUSBPI”), Novo Nordisk Corporate Development U.S. (“NNCDUS”) which was formerly Novo Nordisk Research Center Indianapolis, Inc. (“NNRCII”), Novo Nordisk Research Development U.S. (“NNRDUS”) which was formerly Novo Nordisk Research Center Seattle, Inc. (“NNRCSI”), and Novo Nordisk Pharmatech US, Inc. (“NNPR”) (collectively the “Company”). Furthermore, NNI, the Plan’s sponsor, is a wholly-owned subsidiary of Novo Nordisk US Holdings, Inc., which in turn is a wholly-owned subsidiary of Novo Nordisk A/S (“NNAS”) which is the ultimate parent company in Denmark.

Eligible employees of the Company are covered by the Plan upon date of hire, except for residents of Puerto Rico, interns, leased employees, temporary employees with less than one year of service and 1,000 hours, employees on assignment from NNAS who are covered under the NNAS pension plan, foreign transferees from affiliates on temporary assignments who remain covered by a foreign pension plan, employees covered under a collective bargaining agreement and nonresident aliens without any U.S. source income (the “Plan participants”). In 2025, employees of Catalent Indiana, LLC (“CILLC”) became participants in the Plan.

The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 (“ERISA”), as amended. The Plan offers stock of NNAS, whose shares of American Depository Receipts (“ADR’s”) are publicly traded on the New York Stock Exchange, as an investment option.

Administrator, Trustee and Custodian

NNI is the Plan’s administrator and under the terms of the Plan, NNI has delegated its administrative duties to the Retirement Committee appointed by the Board of Directors of NNI. The Retirement Committee oversees the Plan’s administration, oversight, and governance responsibilities. Charles Schwab Trust Company, a division of Charles Schwab Bank, is the trustee and custodian of the Plan.

NOVO NORDISK INC. 401(k) SAVINGS PLAN

Notes to Financial Statements

December 31, 2025 and 2024

Note 1 -	Description of Plan (continued)

Participant Contributions

Participants may contribute up to 50% of their annual compensation as defined by the Plan on a before-tax basis and 15% on an after-tax basis. In addition, participants may make rollover contributions from other qualified plans. Participants (age 50 or older) may elect to make catch-up contributions to the Plan. For the 2024 plan year, eligible participants age 50 and older may make catch-up contributions up to $7,500. For the 2025 plan year, eligible participants age 50 and older may make catch-up contributions up to $7,500, and participants who are at least age 60 but will not yet attain age 64 by the end of the applicable calendar year, may make “super catch-up” contributions up to $11,250. In no event may the participant’s before-tax and after-tax contributions exceed the statutory limitations imposed by the Internal Revenue Code (the “Code”). Unless an employee makes an alternative election to opt out, all employees are automatically enrolled into the Plan and their compensation, as determined under the Plan, is automatically reduced by a designated percentage on a pre-tax basis, which is deemed to be the participants’ salary reduction contribution election. Eligible employees are automatically enrolled in the Plan at an employee pre-tax deferral rate of 4% of compensation unless the employee elects a different rate within 60 days of date of hire.

Participants’ salary deferral elections are automatically increased by 1% each April 1st if such contributions are less than 10% of compensation. The purpose of this automatic increase is solely to encourage employees to save for their retirement. Participants can also opt out of this automatic escalation election at any time. Participants who opt out of the automatic escalation feature or contribute 0% to the Plan are re-enrolled annually at the 4% contribution level, which continues to be subject to the automatic escalation feature on a go forward basis unless the Participant opts out each year.

Participants may not direct more than twenty percent (20%) of their future contributions into the Novo Nordisk Stock Fund. Additionally, Participants whose position in the Novo Nordisk Stock Fund is 20% or more will not be permitted to transfer existing balances, including Rollover Contributions, into the Novo Nordisk Stock Fund nor will Participants be able to retain a percentage greater than 20% when initiating account rebalances.

Company Contributions

The Company can make two different types of retirement contributions: basic and matching. The Company makes basic retirement contributions which represent 8% of participants’ eligible annual compensation for eligible employees of CILLC, NNPILP, NNE, and NNUSBPI. The basic 8% Company contribution for NNDRNA, NNI, NNCDUS, NNRDUS, and NNPR employees are made to the Novo Nordisk Inc. Money Purchase Plan, a separate qualified retirement plan. The Company makes matching contributions in cash for all eligible participants equal to 50% of the first 2% of the eligible participants pre-tax or Roth 401(k) contributions if the eligible participants are contributing at least 2% of their eligible annual compensation.

NOVO NORDISK INC. 401(k) SAVINGS PLAN

Notes to Financial Statements

December 31, 2025 and 2024

Note 1 -	Description of Plan (continued)

Participant Accounts

Participant accounts are credited with their contributions including earnings, and allocations of Company contributions and related earnings. An allocation of administrative expenses incurred and paid by the Plan is charged to participant accounts. Expense allocations are based on participant earnings or account balances, as defined. Participant withdrawals and distributions are limited to the participant's total vested account balance. Participants can elect to have their accounts invested in any of the Plan's investment options.

Vesting Benefits and Forfeitures

Participants are 100% vested in their own contributions plus earnings thereon. Vesting in the Company’s basic and matching contribution portion of their accounts, plus actual earnings thereon, is as follows:

Years of Service	Vesting %
Less than 1	0
1	33
2	66
3 or more	100

Forfeited non-vested Company basic and matching contributions may be used to reduce future Company contributions, to pay Plan expenses or to reinstate account balances for rehired employees in accordance with the terms of the Plan. During the years ended December 31, 2025 and 2024, forfeitures of approximately $1,672,000 and $1,357,000, respectively, were used to offset contributions. There were no forfeitures used to offset Plan expenses or reinstate account balances for the years ended December 31, 2025 and 2024.

Forfeited non-vested Company basic and matching contributions available at December 31, 2025 and 2024 were approximately $84,000 and $541,000, respectively. In addition, the employer contribution receivable in 2025 and 2024 was reduced by approximately $231,000 and $136,000, respectively, due to forfeited non-vested accounts.

Notes Receivable from Participants

Notes receivable from participants are measured at their unpaid principal balance plus any accrued but unpaid interest. Under the terms of the Plan, participants may borrow a minimum of $1,000 up to a maximum equal to the lesser of 50% of their vested account balance or $50,000 as determined in accordance with the Plan. Loan terms range from one to five years; however, terms may be up to fifteen years for the purchase of a primary residence. The loans are secured by the participants’ account balance. As of December 31, 2025 and 2024, the outstanding loans’ interest rates range from 4.25% to 9.5%. Rates are commensurate with market rates for similar loans at issue date. Principal and interest are paid ratably through payroll deductions. Delinquent notes receivable from participants are reclassified as distributions based upon the terms of the Plan agreement.

NOVO NORDISK INC. 401(k) SAVINGS PLAN

Notes to Financial Statements

December 31, 2025 and 2024

Note 1 -	Description of Plan (continued)

Payment of Benefits

Participants shall be entitled to receive the vested interest in their accounts on retirement (normal or late, as determined under the Plan), death or separation from service. Distribution shall be made in a single lump sum payment in cash or discretionary partial distributions. Payment is made in cash with the exception of a single lump sum distribution from the Novo Nordisk Stock Fund which can be elected in stock. In addition, participants may receive pre-retirement distributions of the vested interest in their accounts at age 59½. Withdrawals are also permitted for financial hardship, which is determined pursuant to the provisions of the Code.

Administrative Expenses

The Plan’s administrative expenses, such as bookkeeping, legal, and audit fees, as well as other reasonable expenses as permitted by the Plan document, collectively known as Plan expenses, are paid by the Plan and/or the Company.

The Company's service agreement with Schwab Retirement Plan Services, Inc. (“Schwab”), the Plan’s recordkeeper, reflects a minimum basis point requirement whereby should the recordkeeper fees charged by Schwab on an annual basis exceed a minimum required basis point amount, as defined in the service agreement, Schwab will credit the excess amount to the Plan in the form of a Reduction in Compensation Account (“ERISA account”). On a quarterly basis, any operating expense credits received from investment options will be allocated directly to the participants who held that investment option, based on each participant’s average daily balance that quarter.

The ERISA account balances as of December 31, 2025 and 2024 was approximately $0. Amounts credited as an excess amount to the ERISA account were approximately $755,000 and $679,000 for the years ended December 31, 2025 and 2024, respectively, and are recorded as a component of net appreciation in fair value of investments in the Statements of Changes in Net Assets Available for Benefits. During the years ended December 31, 2025 and 2024, approximately $755,000 and $679,000 respectively, was credited to eligible participant accounts from the ERISA account, as approved by the Retirement Committee.

Transfer in

As a result of the acquisition of the Catalent manufacturing site in Bloomington, Indiana, from Novo Holdings by the parent, Novo Nordisk A/S, approximately $86 million of fully vested net asset from the Catalent Pharma Solutions, Inc. 401(k) Plan was transferred to the Plan effective April 29, 2025. The net asset amount included approximately $4 million of participant loans.

NOVO NORDISK INC. 401(k) SAVINGS PLAN

Notes to Financial Statements

December 31, 2025 and 2024